58490 01/00
Statement of Additional Information

Supplement dated January 10, 2000 to Statement of Additional Information of Putnam Investment Fund 98 (the "fund") dated October 30, 1999
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The Trustees of the fund voted to change the fund's name to Putnam New Century
Growth Fund effective January 21, 2000.